Commitments - Capital Expenditures Commitments (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of capital expenditures commitments [line items]
Capital expenditure commitments	€ 101	€ 88
Computer software [member]
Disclosure of capital expenditures commitments [line items]
Capital expenditure commitments	2	3
Property, plant and equipment [member]
Disclosure of capital expenditures commitments [line items]
Capital expenditure commitments	€ 99	€ 85